Accrued Expenses and Other Liabilities (Details) $ in Millions	1 Months Ended
Apr. 30, 2026 USD ($)
Accrued Expenses and Other Liabilities [Abstract]
Advance from related party for working capital	$ 2.1
Advance accrued interest percentage	0.10%